Commitments and Contingencies (Tables)	12 Months Ended
Mar. 31, 2024
Commitments And Contingencies [Abstract]
Schedule of Operating Commitments
Operating expenditures contracted for at the end of the reporting period but not yet incurred are as follows:

Year ended	March 31, 2024
Technology licenses, infrastructure and other	Total
$
2025	6,725
2026	3,096
2027	1,660
2028	1,009
Thereafter	2,070
14,560